Commitments and Contingencies - Minimum Lease Commitments and Other (Details) (USD $)	0 Months Ended
	Aug. 08, 2014	Jun. 23, 2014	Mar. 25, 2014	Sep. 30, 2014	Dec. 31, 2013
Minimum Lease Commitments
Three months ending December 31, 2014				$ 95,000
2015				334,000	292,000
2016				225,000	183,000
2017				21,000
Minimum lease commitments total				675,000
Financial Services Agreements
Investment advisory fee to be paid in cash and equity securities			100,000
Investment advisory fee, amended, percentage of total to be paid in cash		100.00%
Investment advisory compensation, expressed as a percentage of funds raised	8.00%
Investment advisory service, warrant issuance, period of warrant	5 years
Warrants issued equal to percentage of shares issued as part of a private equity offering	3.00%
Investment advisory fee	50
Legal and other out-of-pocket expense the Company has agreed to pay related to the private equity offering	$ 50,000